UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07870

Pioneer Real Estate Shares
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Real
Estate Shares

NQ | March 31, 2018

Ticker Symbols: Class A PWREX Class C PCREX Class Y PYREX

Shares		Value
	UNAFFILIATED ISSUERS - 99.4%
	COMMON STOCKS - 95.8% of Net Assets
	CONSUMER DURABLES & APPAREL - 0.4%
	Homebuilding - 0.4%
6,716	Lennar Corp., Class A	$395,841
	Total Consumer Durables & Apparel	$395,841
	CONSUMER SERVICES - 1.5%
	Hotels, Resorts & Cruise Lines - 1.5%
55,567	Park Hotels & Resorts, Inc.	$1,501,420
	Total Consumer Services	$1,501,420
	HEALTH CARE EQUIPMENT & SERVICES - 3.1%
	Health Care Facilities - 3.1%
22,997	Encompass Health Corp.	$1,314,739
9,890	HCA Healthcare, Inc.	959,330
6,878	Universal Health Services, Inc., Class B	814,424
	Total Health Care Equipment & Services	$3,088,493
	MATERIALS - 0.8%
	Construction Materials - 0.3%
2,984	Vulcan Materials Co.	$340,683
	Forest Products - 0.5%
17,236	Louisiana-Pacific Corp.	$495,880
	Total Materials	$836,563
	REAL ESTATE - 90.0%
	Diversified Real Estate Activities - 3.1%
579,900	Ayala Land, Inc.	$456,811
69,706	Henderson Land Development Co., Ltd.	453,865
369,000	New World Development Co., Ltd.	520,956
7,941	RMR Group, Inc., Class A	555,473
25,787(a)	St Joe Co.	486,085
23,000	Sun Hung Kai Properties, Ltd.	363,400
83,000	Wharf Holdings, Ltd.	285,018
		$3,121,608
	Diversified REITs - 2.0%
19,382	Forest City Realty Trust, Inc., Class A	$392,679
77,930	GGP, Inc.	1,594,448
		$1,987,127
	Health Care REITs - 6.0%
29,393	New Senior Investment Group, Inc.	$240,435
48,660	Omega Healthcare Investors, Inc.	1,315,766
41,079	Ventas, Inc.	2,034,643
43,717	Welltower, Inc.	2,379,516
		$5,970,360
	Hotel & Resort REITs - 7.8%
59,011	Chesapeake Lodging Trust	$1,641,096
19,632	Hersha Hospitality Trust, Class A	351,413
202,153	Host Hotels & Resorts, Inc.	3,768,132
23,431	RLJ Lodging Trust	455,499
20,158	Ryman Hospitality Properties, Inc.	1,561,237
		$7,777,377
	Industrial REITs - 10.7%
26,727	DCT Industrial Trust, Inc.	$1,505,799
31,452	Duke Realty Corp.	832,849
11,235	EastGroup Properties, Inc.	928,685
20,760	Granite Real Estate Investment Trust	819,242
87,881	Prologis, Inc.	5,535,624
34,602	Rexford Industrial Realty, Inc.	996,192
		$10,618,391
	Office REITs - 11.2%
13,336	Alexandria Real Estate Equities, Inc.	$1,665,533
22,585	Boston Properties, Inc.	2,782,924
45,850	Brandywine Realty Trust	728,098
67,884	Columbia Property Trust, Inc.	1,388,907
44,579	Douglas Emmett, Inc.	1,638,724
52,137	Easterly Government Properties, Inc.	1,063,595
27,553(a)	Equity Commonwealth	845,051
4,021	SL Green Realty Corp.	389,353
33,627	Tier Real Estate Investment Trust, Inc.	621,427
		$11,123,612
	Real Estate Development - 2.3%
772,000	China Jinmao Holdings Group, Ltd.	$439,704
63,000	CK Asset Holdings, Ltd.	528,606
12,608(a)	Forestar Group, Inc.	266,659
169,600	Guangzhou R&F Properties Co., Ltd., Class H	423,130
Shares		Value
	Real Estate Development - (continued)
827,500	Sino-Ocean Group Holding, Ltd.	$599,951
		$2,258,050
	Real Estate Operating Companies - 1.5%
15,400	Aeon Mall Co., Ltd.	$319,653
19,306	Grand City Properties SA	461,305
13,920	Vonovia SE	689,368
		$1,470,326
	Real Estate Services - 1.1%
30,249(a)	Marcus & Millichap, Inc.	$1,090,779
	Residential REITs - 11.9%
22,263	American Homes 4 Rent, Class A	$447,041
15,987	Apartment Investment & Management Co., Class A	651,470
16,308	AvalonBay Communities, Inc.	2,682,014
17,660	Camden Property Trust	1,486,619
23,232	Equity LifeStyle Properties, Inc.	2,039,073
43,136	Equity Residential	2,658,040
20,240	Sun Communities, Inc.	1,849,329
		$11,813,586
	Retail REITs - 11.0%
25,916	Agree Realty Corp.	$1,245,004
9,570	Federal Realty Investment Trust	1,111,173
10,157	Macerich Co.	568,995
304,200	Mapletree Commercial Trust	364,395
66,958	Retail Properties of America, Inc., Class A	780,730
44,539	Simon Property Group, Inc.	6,874,595
		$10,944,892
	Specialized REITs – 21.4%
3,214	CoreSite Realty Corp.	$322,236
12,846	Crown Castle International Corp.	1,408,050
64,034	CubeSmart	1,805,759
22,861	Digital Realty Trust, Inc.	2,409,092
13,329	Equinix, Inc.	5,573,388
28,721	Extra Space Storage, Inc.	2,509,067
57,073	Gaming and Leisure Properties, Inc.	1,910,233
37,036	Gladstone Land Corp.	447,395
28,016	National Storage Affiliates Trust	702,641
4,201	Public Storage	841,838
37,078	Rayonier, Inc.	1,304,404
4,170(a)	SBA Communications Corp., Class A	712,736
38,423	Weyerhaeuser Co.	1,344,805
		$21,291,644
	Total Real Estate	$89,467,752
	TOTAL COMMON STOCKS
	(Cost $71,329,187)	$95,290,069
Principal
Amount
USD ($)		Value
	CORPORATE BONDS - 3.6% of Net Assets
	BANKS - 2.6%
	Diversified Banks - 2.6%
23,500	BNP Paribas Issuance BV, 10.85%, 5/25/18 (144A)	$817,800
14,000	BNP Paribas Issuance BV, 13.5%, 5/3/18 (144A)	673,750
17,200	Citigroup Global Markets Holdings, Inc., 31.36%, 5/8/18 (144A)	454,252
16,500(b)	JPMorgan Chase Bank NA, 5/2/18	672,210
	Total Banks	$2,618,012
	DIVERSIFIED FINANCIALS - 1.0%
	Asset Management & Custody Banks - 1.0%
47,000(b)	Morgan Stanley BV, 5/3/18 (144A)	$929,190
	Total Diversified Financials	$929,190
	TOTAL CORPORATE BONDS
	(Cost $3,638,404)	$3,547,202
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.4%
	(Cost $74,967,591)	$98,837,271
	OTHER ASSETS AND LIABILITIES - 0.6%	$589,924
	NET ASSETS - 100.0%	$99,427,195

REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2018, the value of these securities amounted to $2,874,992, or 2.9% of net assets.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$95,290,069	$–	$–	$95,290,069
Corporate Bonds	–	3,547,202	–	3,547,202
Total Investments in Securities	$95,290,069	$3,547,202	$–	$98,837,271

During the three months ended March 31, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date May 29, 2018

* Print the name and title of each signing officer under his or her signature.